Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2021
Cvent Holding Corp.
Condensed Balance Sheet Statements, Captions [Line Items]
Condensed Condensed Balance Sheets (Parent Company Only)
17. Condensed Financial Information (Parent Company Only)
Parent Company Only
Condensed Balance Sheets
(in thousands, except share data)

	As of December 31,
	2021	2020
Assets
Current assets:
Cash and cash equivalents	$—	$—
Prepaid expense and other current assets	3,122	—

Total current assets	3,122	—
Investment in subsidiaries	1,626,334	1,170,949

Total assets	$1,629,456	$1,170,949

Liabilities and Stockholders’ Equity
Current liabilities:
Current portion of long-term debt	$—	$—

Total current liabilities	—	—
Due to subsidiaries	—	98

Total liabilities	—	98
Commitments and contingencies
Stockholders’ equity:
Common stock, $0.0001 par value, 1,500,000,000 and 1,100,000 shares authorized at December 31, 2021 and 2020, respectively; 481,121,695 and 416,303,325 shares issued and outstanding as of December 31, 2021 and 2020, respectively	48	42
Additional paid-in capital	2,483,761	1,936,406
Accumulated other comprehensive income/(loss)	(2,746)	(69)
Accumulated deficit	(851,607)	(765,528)

Total stockholders’ equity	1,629,456	1,170,851

Total liabilities and stockholders’ equity	$1,629,456	$1,170,949

Parent Company Only
Condensed Statements of Operations and Comprehensive Loss
(in thousands)

	Year Ended December 31,
	2021	2020	2019
Revenue	$—	$—	$—
Cost of revenue	—	—	—
Operating expenses	351	—	—
Other income/(expense), net	—	—	—

Loss before income taxes	(351)	—	—

Provision for/(benefit from) income taxes	—	—	—
Equity in net loss of subsidiaries	(85,728)	(83,733)	(91,761)

Net loss	$(86,079)	$(83,733)	$(91,761)
Other comprehensive income/(loss):
Foreign currency translation (loss)/gain	(2,793)	1,165	1,376

Comprehensive loss	$(88,872)	$(82,568)	$(90,385)

Basis of Presentation
The Company is a holding company with no material operations of its own that conducts substantially all of its activities through its subsidiaries. The 2021 parent-only financial statements above reflect the results of the Company, and 2020 and 2019 parent-only financial statements reflect the results of Legacy Cvent. The Company has no direct outstanding debt obligations. However, Cvent, Legacy Cvent and Papay Holdco, LLC (“Holdco”), each a wholly-owned subsidiary of the Company, are limited in their ability to declare dividends or make any payment on account of its capital stock to, directly or indirectly, fund a dividend or other distribution to the Company as a borrower and a parent guarantor, respectively, under the Company’s Credit Facilities, subject to limited exceptions, including, as of December 31, 2021, (1) certain stock repurchases subject to customary limitations and exceptions, (2) up to the greater of $55,000,000 and 35.0% of consolidated EBITDA (as defined in the agreement governing the Term Loan Facility) tested based on the four consecutive fiscal quarters of Holdco then last ended, subject to customary limitations and exceptions, (3) unlimited amounts subject to compliance with a 4.50 to 1.00 first lien net leverage ratio giving pro forma effect to any distribution, (4) unlimited amount up to 7% per annum of the market capitalization following the consummation of an IPO, and (5) payment of the Company’s overhead expenses. Pursuant to First Amendment to Amended and Restated Credit Agreement, dated as of April 16, 2021, Cvent’s and Holdco’s ability to declare dividends or make any payment on account of its capital stock was further limited, including changes to compliance with a 3.50 to 1.00 first lien net leverage ratio giving pro forma effect to any distribution. For a discussion of the Credit Facilities, refer to Note 13.
These condensed financial statements have been presented on a “parent-only” basis. Under a parent-only presentation, the Company’s investments in subsidiaries are presented under the equity method of accounting. A condensed statement of cash flows was not presented because the Company had no material operating, investing or financing cash flow activities for the years ended December 31, 2021, 2020, or 2019. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. As such, these parent-only statements should be read in conjunction with the accompanying notes to consolidated financial statements.